Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,140,000.00
Previously Paid Amount	0.00
Total Fee Amount	157.43
Total Offset Amount	0.00
Net Fee	157.43
Narrative - Max Aggregate Offering Price	$ 1,140,000.00
Final Prospectus	true